Document and Entity Information (USD $)	12 Months Ended
	Jan. 01, 2011	Feb. 15, 2011	Jul. 02, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	STANLEY BLACK & DECKER, INC.
Entity Central Index Key	0000093556
Document Type	8-K
Document Period End Date	Jan. 01, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--01-01
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 8,212,019,983
Entity Common Stock, Shares Outstanding		167,207,462